LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	¥ 175,117
2026	132,907
2027	104,247
2028	88,228
2029	48,006
2030 and thereafter	10,412
Less: imputed interest	(66,673)
Total	¥ 492,244